Document and Entity Information	12 Months Ended
Feb. 01, 2015
Document and Entity Information [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Feb. 01, 2015
Entity Registrant Name	HOME DEPOT INC
Entity Central Index Key	0000354950